Payables and accrued liabilities	9 Months Ended
Sep. 30, 2021
Payables and accrued liabilities

7. Payables and accrued liabilities

	September 30, 2021	December 31, 2020
	$	$
Trade accounts payable	672	1,187
Salaries, employment taxes and benefits	102	474
Accrued audit fees	144	144
Accrued research and development costs	843	23
Other accrued liabilities	352	371
	2,113	2,199

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2021 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)